Subsequent events (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Oct. 31, 2025	Sep. 04, 2025	Nov. 30, 2025	Aug. 31, 2025	Aug. 31, 2024	Nov. 03, 2025	Sep. 15, 2025	Sep. 02, 2025	Jul. 31, 2025
Subsequent Event [Line Items]
Share Price				$ 4.02
Proceeds from issuance of private placement					$ 87,369
Warrant issued				336,266					336,266
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrant issued						82,650,000,000
Subsequent Event [Member] | Voltedge Loan Facility [Member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit			$ 11,800,000
[custom:LineOfCreditFacilityCollateralAmount]			$ 1,500,000
Subsequent Event [Member] | Maximum [Member] | Voltedge Loan Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 15,000,000.0
Injective Digital Asset Treasury Initiative Plan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance of private placement		$ 100,000,000
Number of shares issued for resale	25,700,000
Injective Digital Asset Treasury Initiative Plan [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Common Stock, Value, Subscriptions								$ 24,642,700
Injective Digital Asset Treasury Initiative Plan [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share Price								$ 3.80
Injective Digital Asset Treasury Initiative Plan [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share Price								$ 4.16
White Lion Equity Line Of Credit [Member] | Subsequent Event [Member] | Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Sale of stock, consideration to be received on transaction		$ 250,000,000